Tema U.S. Manufacturing & Reshoring ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Building Products - 3.8%
Modine Manufacturing Co. (a)	36,797	$ 10,263,051

Chemicals - 7.3%
Linde PLC	26,671	13,273,890
Solstice Advanced Materials, Inc.	79,209	6,671,774
		19,945,664

Construction & Engineering - 4.1%
API Group Corp. (a)	212,639	8,718,199
Solv Energy, Inc. - Class A (a)	70,615	2,508,951
		11,227,150

Construction Materials - 1.2%
CRH PLC	30,393	3,306,454

Electrical Equipment - 21.1%
ABB Ltd.	98,739	10,577,868
Eaton Corp. PLC	38,986	15,617,792
Powell Industries, Inc.	75,229	21,396,632
Rockwell Automation, Inc.	22,755	10,263,870
		57,856,162

Electronic Equipment, Instruments & Components - 7.6%
Cognex Corp.	318,014	20,941,222

Industrial Conglomerates - 1.6%
Honeywell International, Inc.	18,585	4,420,628

Machinery - 37.6% (b)
Atmus Filtration Technologies, Inc.	105,037	4,913,631
Caterpillar, Inc.	20,561	18,008,763
Gates Industrial Corp. PLC (a)	584,884	15,160,193
Ingersoll Rand, Inc.	128,108	9,177,657
Parker-Hannifin Corp.	11,004	9,294,309
SPX Technologies, Inc. (a)	47,975	10,394,264
Terex Corp.	204,975	11,925,445
Timken Co.	189,707	24,278,702
		103,152,964

Metals & Mining - 4.6%
ATI, Inc. (a)	71,449	12,515,007

Oil, Gas & Consumable Fuels - 1.0%
Williams Cos., Inc.	37,077	2,646,927

Semiconductors & Semiconductor Equipment - 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	24,609	10,297,636

Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	45,450	13,808,165

TOTAL COMMON STOCKS (Cost $196,139,390)			270,381,030

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (c)	2,052,653		2,052,653
TOTAL MONEY MARKET FUNDS (Cost $2,052,653)			2,052,653

TOTAL INVESTMENTS - 99.4% (Cost $198,192,043)			272,433,683
Other Assets in Excess of Liabilities - 0.6%		0.00598	1,637,817
TOTAL NET ASSETS - 100.0%			$ 274,071,500

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema U.S. Manufacturing & Reshoring ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 270,381,030	$ –	$ –	$ 270,381,030
Money Market Funds	2,052,653	–	–	2,052,653
Total Investments	$ 272,433,683	$ –	$ –	$ 272,433,683

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 232,633,933	84.9%
Ireland	18,924,246	6.9
Switzerland	10,577,868	3.9
Taiwan	10,297,636	3.8
Other Assets in Excess of Liabilities	1,637,817	0.5
	$ 274,071,500	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Industrials	$ 213,243,127	77.8%
Information Technology	31,238,858	11.4
Materials	23,252,118	8.5
Energy	2,646,927	1.0
Money Market Funds	2,052,653	0.7
Other Assets in Excess of Liabilities	1,637,817	0.6
	$ 274,071,500	100.0%